Debt (Details Textual 1)	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) Contract	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Three year credit agreement [Member]	Nov. 14, 2012 Three year credit agreement [Member] USD ($)	Dec. 31, 2013 Five year senior unsecured revolving credit agreement [Member]	Jul. 08, 2011 Five year senior unsecured revolving credit agreement [Member] USD ($)	Dec. 31, 2013 Three year senior unsecured revolving credit agreement [Member]	Jul. 07, 2011 Three year senior unsecured revolving credit agreement [Member] USD ($)	Dec. 31, 2013 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2012 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2011 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2013 Foreign Programs [Member] USD ($)	Dec. 31, 2012 Foreign Programs [Member] USD ($)	Dec. 31, 2011 Foreign Programs [Member] USD ($)	Sep. 18, 2012 Sherwin Williams Luxembourg [Member] EUR (€)	Dec. 31, 2013 Sherwin Williams Luxembourg [Member]	Sep. 19, 2012 Sherwin Williams Luxembourg [Member] EUR (€)	Dec. 31, 2013 Sherwin Williams Canada Inc [Member]	Mar. 18, 2013 Sherwin Williams Canada Inc [Member] CAD	Jun. 29, 2012 Sherwin Williams Canada Inc [Member] CAD	Dec. 31, 2013 Five Year Agreement Dated January 30, 2012 [Member]	Jan. 30, 2012 Five Year Agreement Dated January 30, 2012 [Member] USD ($)	Dec. 31, 2013 Five year agreement dated April 23, 2012 [Member]	Apr. 23, 2012 Five year agreement dated April 23, 2012 [Member] USD ($)	Dec. 31, 2013 Amended Senior Unsecured Revolving Credit [Member] extension	Jul. 08, 2011 Amended Senior Unsecured Revolving Credit [Member] USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding	$ 69,035,000	$ 96,551,000	$ 346,313,000							$ 0	$ 0	$ 264,902,000	$ 96,551,000	$ 69,035,000	$ 81,375,000
Weighted average interest rate												0.20%	7.80%	2.80%	4.90%
Covenant terms				On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit		On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit		On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit
Maximum letter of credit facility					250,000,000		1,050,000,000		500,000,000									95,000,000		150,000,000	75,000,000		500,000,000		250,000,000		1,300,000,000
Line of Credit Facility, Number of Extensions Allowed																										2
Line of Credit Facility, Extension Period Allowed																										1 year
Number of credit agreements	3
Term				3 years		5 years		3 years									5 years		5 years			5 years		5 years
Aggregate amount of credit facility																97,000,000
Amount of outstanding	$ 0	$ 0	$ 0